Note 6 - Convertible Loans and Interest Payable: Derivative Liabilities On Convertible Loans (Details) (USD $)	Nov. 30, 2014	Nov. 30, 2013
Details
Derivative Liability St. George	$ 775,000	$ 267,442
Derivative Liability JMJ		74,566
Total Derivative Liability	$ 775,000	$ 342,008